Cliffwater Enhanced Lending Fund

Consolidated Schedule of Investments

As of June 30, 2025 (Unaudited)

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Private Investment Vehicles — 74.5%
Investment Partnerships — 52.0%
AG Asset Based Credit Fund L.P.						USD	N/A	$99,000,000	$113,669,105	[1,2,3]
AG Essential Housing Fund II Holdings (DE), L.P.						USD	N/A	4,123,512	6,460,520	[1,2,3]
AgAmerica Lending Fund, LLC						USD	N/A	41,918,802	41,855,827	[1,4]
Ares Commercial Finance, LP						USD	N/A	53,841,899	63,820,427	[1,2,3]
Ares Pathfinder Fund II (Offshore), LP						USD	N/A	5,265,627	5,781,727	[1,2,3]
Ares Priority Loan Co-Invest LP						USD	N/A	29,868,321	32,400,401	[1,2,3]
Ares Special Opportunities Fund (Offshore), LP						USD	N/A	4,632,487	4,862,880	[1,2,3]
Ares Special Opportunities Fund II (Offshore), LP						USD	N/A	25,197,797	31,059,553	[1,2,3]
Banner Ridge DSCO Fund I, LP						USD	N/A	11,795,918	21,207,104	[1,2,3]
Banner Ridge DSCO Fund II (Offshore), LP						USD	N/A	19,457,711	26,605,799	[1,2,3]
Banner Ridge Secondary Fund IV (Offshore), LP						USD	N/A	1,796,403	6,498,880	[1,2,3]
Banner Ridge Secondary Fund V (Offshore), LP						USD	N/A	92,851,664	156,523,020	[1,2,3]
Barings Capital Solutions Perpetual Fund (CA), LP						USD	347,561	34,756,098	37,491,654	[1,2,3]
Benefit Street Partners Real Estate Opportunistic Debt Fund L.P.						USD	N/A	35,027,720	39,209,731	[1,2,3]
Blue Owl First Lien Fund (Offshore), L.P.						USD	N/A	2,865,252	3,389,859	[1,2,3]
Blue Owl Real Estate Fund VI, LP						USD	N/A	10,235,020	10,578,441	[1,2,3]
BPC Opportunities Offshore Feeder Fund V LLC						USD	N/A	15,428,379	17,477,194	[1,2,3]
BPC Real Estate Debt Fund, LP						USD	N/A	56,270,827	64,493,518	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
BSOF Parallel Onshore Fund L.P. (Class SRT Enhanced Series 3)						USD	N/A	$106,662,882	$108,577,228	[1,2,3]
BSOF Parallel Onshore Fund L.P. (Class SRT Enhanced Series 6)						USD	N/A	150,000,000	146,842,908	[1,2,3]
Burford Advantage Feeder Fund A, LP						USD	N/A	2,295,594	2,911,007	[1,2,3]
Callodine Perpetual ABL Fund, LP						USD	N/A	97,717,483	94,138,183	[1,2,3]
Carlyle Credit Opportunities Fund II (Parallel), SCSp						USD	N/A	8,768,147	7,333,105	[1,2,3]
Carlyle Credit Opportunities Fund III (Parallel), SCSp						USD	N/A	5,860,389	6,488,753	[1,2,3]
Comvest Special Opportunities Fund, L.P.						USD	N/A	11,484,683	13,105,023	[1,2,3]
Contingency Capital EG Fund (US) LP						USD	N/A	28,653,375	29,399,439	[1,2,3]
Contingency Capital Fund I-A, LP						USD	N/A	54,167,628	71,968,268	[1,2,3]
Crestline PF Sentry Fund (US), LP						USD	N/A	5,701,059	6,005,009	[1,2,3]
Crestline PF Sentry Fund (US), LP (CELF SPV LLC)						USD	N/A	18,437,223	17,958,232	[1,2,3]
D.E. Shaw Diopter International Fund II, L.P.						USD	N/A	864,613	883,397	[1,2,3]
D.E. Shaw Diopter International Fund, L.P.						USD	N/A	39,385,777	49,015,996	[1,2,3]
Dawson Evergreen 1 LP						USD	288,208	300,000,000	334,899,370	[1,2,3]
EVP II LP						USD	N/A	26,371,709	42,132,110	[1,2,3]
Felicitas Secondary Fund II Offshore, LP						USD	N/A	10,616,857	12,336,231	[1,2,3]
Felicitas Secondary Fund III Offshore, LP						USD	N/A	30,922,819	33,082,051	[1,2,3]
Felicitas Tactical Opportunities Fund, LP						USD	N/A	29,127,835	44,511,794	[1,2,3]
Harvest Partners Structured Capital Fund III, L.P.						USD	N/A	14,385,678	17,109,010	[1,2,3]
Hayfin Healthcare Opportunities Fund (US Parallel), LP						USD	N/A	56,560,757	64,970,017	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Hercules Private Global Venture Growth Fund I, L.P.						USD	N/A	$166,813,268	$173,152,747	[1,2,3]
HPS Asset Value Platform, L.P.						USD	N/A	41,837,165	44,149,215	[1,2,3]
HPS Offshore Mezzanine Partners 2019, LP						USD	N/A	21,355,267	26,115,715	[1,2,3]
HPS Offshore Strategic Investment Partners V, LP						USD	N/A	32,405,197	37,586,480	[1,2,3]
HPS Specialty Loan Fund V-L, L.P.						USD	N/A	19,507,947	19,649,115	[1,2,3]
ICG LP Secondaries Fund I (Feeder) SCSp						USD	N/A	17,274,861	21,894,175	[1,2,3]
Indago Co-Invest I LP						USD	N/A	7,231,767	7,274,563	[1,2,3]
InSolve Global Credit Feeder Fund VI, L.P.						USD	N/A	45,341,473	50,740,752	[1,2,3]
King Street Opportunistic Credit Evergreen Fund, L.P.						USD	N/A	100,000,000	108,414,965	[1,2,3]
LuminArx Opportunistic Alternative Solutions Offshore Fund LP						USD	N/A	15,549,238	15,968,045	[1,2,3]
Madison Realty Capital Debit Fund, IV LP						USD	N/A	14,173,657	17,052,419	[1,2,3]
NB Credit Opportunities II Cayman Feeder, LP						USD	N/A	21,303,208	27,022,024	[1,2,3]
North Wall Asset Backed Opportunities Feeder Fund I LP						EUR	N/A	84,307,660	101,909,686	[1,2,3,5]
NWEOF Feeder Fund II LP						EUR	N/A	27,870,400	38,634,790	[1,2,3,5]
NWEOF Feeder Fund III LP						EUR	N/A	1,409,259	1,461,053	[1,2,3,5]
OrbiMed RCO IV Offshore Feeder, LP						USD	N/A	23,016,461	22,162,113	[1,2,3]
Pathlight Capital Evergreen Fund, LP						USD	N/A	31,444,552	29,552,192	[1,2,3]
Pathlight Capital Fund II, LP						USD	N/A	20,023,700	20,460,056	[1,2,3]
Peachtree Credit Fund IV Q, L.P.						USD	2,500,000	25,000,000	24,029,763	[1,2,3]
Pennybacker Real Estate Credit II Pacific, LLC						USD	N/A	2,467,491	3,529,829	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Pennybacker Real Estate Credit II, LP						USD	N/A	$18,777,394	$16,620,228	[1,2,3]
Pine Valley Capital Partners Evergreen Fund, LP						USD	N/A	27,110,747	28,746,162	[1,2,3]
PSC Credit IV (A) SCSp						USD	N/A	15,000,000	15,482,978	[1,2,3]
Raven Asset-Based Credit Fund II LP						USD	N/A	20,198,279	21,019,403	[1,2,3]
Raven Evergreen Credit Fund II, LP						USD	N/A	28,920,534	42,012,336	[1,2,3]
Shamrock Capital Debt Opportunities Fund I, LP						USD	N/A	6,124,043	6,124,705	[1,2,3]
Sixth Street Growth Partners II (B), L.P.						USD	N/A	4,260,122	4,891,933	[1,2,3]
Sky Fund V Offshore, LP						USD	N/A	36,035,625	39,578,152	[1,2,3]
Sky Fund VI Offshore, LP						USD	N/A	21,980,109	24,553,356	[1,2,3]
Specialty Loan Institutional Fund 2016-L, L.P.						USD	N/A	2,496,022	4,144,781	[1,2,3]
Summit Partners Credit Offshore Fund II, L.P.						USD	N/A	7,124,963	4,609,367	[1,2,3]
Symbiotic Capital Life Science Credit Fund, L.P.						USD	N/A	12,709,157	12,707,576	[1,2,3]
Thompson Rivers LLC						USD	N/A	1,230,153	359,374	[1,2,3]
Thorofare Asset Based Lending Fund V, L.P.						USD	N/A	30,401,096	30,976,345	[1,2,3]
Tinicum L.P.						USD	N/A	8,753,673	11,994,827	[1,2,3]
Tinicum Tax Exempt, L.P.						USD	N/A	5,385,969	7,070,420	[1,2,3]
Vista Capital Solutions Fund-A, L.P.						USD	N/A	15,458,726	17,525,818	[1,2,3]
Vista Credit Partners Fund IV-B, L.P.						USD	N/A	470,914	(119,326)[1,2,3]
VPC COV, L.P.						USD	N/A	1,000,000	1,211,827	[1,2,3]
VPC Legal Finance Fund, L.P.						USD	N/A	114,073,354	137,904,649	[1,2,3]
Waccamaw River LLC						USD	N/A	9,790,671	3,491,683	[1,2,3]
WhiteHawk Evergreen Fund, LP						USD	N/A	100,000,000	103,666,007	[1,2,3]
								2,747,952,067	3,112,385,069

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Non-Listed Business Development Companies — 2.8%
Franklin BSP Capital Corp						USD	110,635	$1,684,852	$1,549,415	[1,2,3]
Redwood Enhanced Income Corp.						USD	1,988,166	28,275,000	25,085,696	[1,2,3]
Silver Point Specialty Lending Fund						USD	8,778,090	125,000,000	128,080,977	[1,2,3]
Stellus Private Credit BDC Feeder LP						USD	N/A	13,237,374	13,605,719	[1,2,3]
								168,197,226	168,321,807
Private Collateralized Fund Obligations — 1.3%
Alp CFO 2024, L.P. Class C		12.88%			10/15/2036	USD	18,000,000	18,000,000	18,000,000	[1,4,6,7]
Archer 2023 Finance, LLC, Class B		16.26% 4.00% PIK	SOFR	800	12/28/2035	USD	33,854,244	24,757,741	25,015,852	[1,4,8,9,13]
Archer 2023 Finance, LLC, Class B		16.32%, 4.00% PIK	SOFR	800	12/28/2035	USD	2,353,839	2,333,226	2,350,779	[1,4,8,9]
Dawson Rated Fund 6-R3 Class C		12.87%	U.S. Treasury	900	5/15/2035	USD	25,000,000	13,044,652	13,044,652	[1,4,8,13]
Dawson Rated Fund 6-R2 Class C		13.54%	SOFR	915	12/15/2034	USD	25,000,000	15,806,136	17,158,636	[1,4,8,13]
								73,941,755	75,569,919
Private Collateralized Loan Obligations — 1.8%
Carlyle Credit Opportunities Fund III Private Securitization Vehicle Borrower, L.P.		13.58%	SOFR	925	9/15/2038	USD	4,813,321	1,482,036	1,795,383	[1,4,8,13]
Carlyle Credit Opportunities Fund III Private Securitization Vehicle Borrower, L.P.		13.51%	SOFR	925	9/15/2038	USD	4,409,116	899,132	1,186,165	[1,4,8,13]
Carlyle Credit Opportunities Fund III Private Securitization Vehicle Borrower, L.P.		13.58%	SOFR	925	9/15/2038	USD	1,552,096	1,552,096	1,653,137	[1,4,8]
Carlyle Credit Opportunities Fund III Private Securitization Vehicle Borrower, L.P.		13.48%	SOFR	925	9/15/2038	USD	434,865	434,865	463,175	[1,4,8]
Carlyle Credit Opportunities Fund III Private Securitization Vehicle Borrower, L.P.		13.53%	SOFR	925	9/15/2038	USD	467,249	467,249	497,667	[1,4,8]
Guggenheim MM-C CLO		14.72%			7/25/2035	USD	N/A	90,202,500	100,775,558	[1,2,3,7,11]
								95,037,878	106,371,085

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Private Equity — 0.1%
Blue Owl Technology Holdings II, LLC, Class A						USD	N/A	$265,877	$1,273,120	[1,4]
Specialty Credit Fund Management, LLC						USD	N/A	—	2,718,891	[1,4]
Stellus Private BDC Advisor, LLC						USD	N/A	—	929,741	[1,4]
								265,877	4,921,752
Special Purpose Vehicle for Asset Based Finance — 0.9%
BSOF Parallel Onshore Fund L.P. (Class Absolute III Series 3 Interests)						USD	N/A	5,242,498	3,812,504	[1,2,3]
BSOF Parallel Onshore Fund L.P. (Class Chestnut II Series 2)						USD	N/A	20,108,879	20,605,511	[1,2,3]
BSOF Parallel Onshore Fund L.P. (Class Colonnade 2024 Series 3)						USD	N/A	10,250,000	10,549,542	[1,2,3]
BSOF Parallel Onshore Fund L.P. (Class Gnocchi Series 2 Interests)						USD	N/A	20,179,405	14,029,667	[1,2,3]
Magenta Asset Co-Invest L.P.						USD	N/A	2,790,548	3,134,114	[1,2,3]
								58,571,330	52,131,338
Special Purpose Vehicle for Asset Pools — 2.7%
ACM Uprise Direct 2024 LLC (Participation in Membership Int)						USD	N/A	26,631,775	27,818,451	[1,4]
ACM Uprise Direct 2024 LLC						USD	N/A	16,021,029	15,122,366	[1,4]
BOAC AIF A4 Interval Pagani Depositor LLC						USD	N/A	36,043,599	36,942,019	[1,4]
BOAC Crevasse I, LLC						USD	N/A	12,666,481	12,765,207	[1,2,3]
BOAC OALTX Point Purchaser LLC						USD	N/A	14,437,710	14,719,749	[1,2,3]
BOAC SF 2025L Borrower Trust (SoFi Flow Forward) - Equity interest						USD	N/A	9,387,144	9,130,114	[1,4]
GLS Flow Trust-12 Series 2025-A						USD	N/A	22,606,175	23,545,145	[1,4]
Indago Co-Invest I LP						USD	N/A	16,000,000	16,345,803	[1,2,3]
OWS Affirm Partnership Fund, LTD.						USD	N/A	4,980,000	4,991,188	[1,2,3]
								158,773,913	161,380,042

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Special Purpose Vehicle for Common and Preferred Equity — 2.7%
Ares Insurance Partners, LP						USD	N/A	$12,312,914	$15,148,622	[1,2,3]
Boost Co-Invest LP						USD	N/A	6,770,389	8,320,425	[1,2,3]
Felicitas Diner Offshore, LP						USD	N/A	2,947,895	3,327,193	[1,2,3]
HPS KP Mezz 2019 Co-Invest, LP						USD	N/A	42,663,389	56,770,968	[1,2,3]
HPS KP SIP V Co-Investment Fund, LP						USD	N/A	14,503,288	20,205,926	[1,2,3]
Miller Holdings LP ( Common Equity Portion) (Dawson)						USD	N/A	5,000,000	6,112,650	[1,2,3]
Miller Holdings LP ( Preferred Equity Portion) (Dawson)						USD	N/A	30,954,625	35,565,536	[1,2,3]
Sprinkler 2024 Co-Investment I (Feeder) SCSp						EUR	N/A	16,233,891	18,114,144	[1,2,3,5]
								131,386,391	163,565,464
Special Purpose Vehicle for Common Equity — 1.3%
Equity interest in Contrail JV II, LLC (Narrowbody) - Equity Interests						USD	N/A	19,344,275	20,015,082	[1,4]
KWOL Co-Invest, LP						USD	N/A	2,500,000	3,368,189	[1,2,3]
Magenta Co-Invest L.P.						USD	N/A	5,501,383	6,162,392	[1,2,3]
Marilyn Co-Invest, L.P.						USD	N/A	33,863,577	46,646,656	[1,2,3]
								61,209,235	76,192,319
Special Purpose Vehicle for Preferred Equity — 1.5%
CCOF Alera Aggregator, L.P.						USD	N/A	4,870,008	6,770,234	[1,2,3]
CCOF Sierra II, L.P.						USD	N/A	2,958,506	4,228,839	[1,2,3]
Chilly HP SCF Investor, LP						USD	N/A	3,017,701	3,722,176	[1,2,3]
CL Oliver Co-Invest I, L.P.						USD	N/A	10,093,000	12,083,388	[1,2,3]
HPS Mint Co-Invest Fund, L.P.						USD	N/A	7,265,000	10,886,955	[1,2,3]
KINO Co-Invest Holdings, L.P						USD	1,500	14,550,000	16,780,317	[1,4]
LuminArx Valence Co-Invest Offshore Fund LP						USD	N/A	9,936,909	10,498,115	[1,2,3]
Minerva Co-Invest, L.P.						USD	N/A	11,406,207	15,765,118	[1,2,3]
NB Capital Solutions Co-Invest (Wolverine) LP						USD	N/A	1,380,844	1,840,937	[1,2,3]
VCSF Co-Invest 1-A, L.P.						USD	N/A	5,060,841	6,880,401	[1,2,3]
								70,539,016	89,456,480

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Special Purpose Vehicle for Real Estate Loans — 2.1%
BP Holdings Cardinal LLC						USD	N/A	$6,815,075	$6,790,881	[1,4,12]
BP Holdings Maize LLC						USD	N/A	31,554,857	32,162,648	[1,4,12]
BP Holdings RHO LLC						USD	N/A	11,448,016	13,040,416	[1,4,12]
BP Holdings Tau, LLC						USD	N/A	5,597,608	6,035,920	[1,4,12]
BP Holdings Zeta LP - Class A						USD	N/A	8,609,327	10,167,384	[1,2,3,12]
BP Holdings Zeta LP - Class B						USD	N/A	1,410,673	1,619,405	[1,2,3,12]
PG Lending Fund I, LP						USD	N/A	47,020,855	49,541,619	[1,2,3]
SB DOF Speedway, LLC						USD	N/A	8,010,963	9,969,473	[1,4]
Sculptor Real Estate Science Park Fund, LP						USD	N/A	138,868	—	[1,2,3]
								120,606,242	129,327,746
Special Purpose Vehicle for Senior Secured Loans — 4.9%
17Capital Co-Invest (B) SCSp						EUR	N/A	5,465,905	5,709,700	[1,2,3,5]
Blackstone Tactical Opportunities Fund (Matrix Co-Invest) LP						USD	N/A	2,016,888	2,606,310	[1,2,3]
Crestline Nevermore Holdco, L.P.						USD	N/A	5,126,088	4,639,884	[1,2,3,12]
CW Credit Opportunity 2 LP						USD	N/A	25,678,411	26,752,063	[1,2,3]
Gramercy PG Holdings II, LP						USD	N/A	23,750,000	26,431,714	[1,2,3]
Gramercy PG Holdings, LP (Common Interests)						USD	N/A	10,477,594	15,384,287	[1,2,3]
Gramercy PG Holdings, LP (Preferred Interests)						USD	N/A	5,450,422	6,304,110	[1,2,3]
Pine Valley Capital Co-Invest I, LP						USD	N/A	18,768,135	19,495,558	[1,2,3]
SC Life Science Credit Parallel Fund A, L.P.						USD	N/A	146,916,441	146,170,496	[1,2,3]
Silver Point Select Overflow Fund, L.P.						USD	N/A	38,021,127	37,078,000	[1,2,3]
Symbiotic Capital EB Fund, L.P.						USD	N/A	3,977,217	4,412,948	[1,2,3]
								285,648,228	294,985,070
Special Purpose Vehicle for Subordinated Debt — 0.4%
CCOF III Nexus Co-Invest Aggregator, L.P.						USD	N/A	4,901,836	5,784,007	[1,2,3]
Cheval Blanc Co-Invest, L.P.						USD	N/A	14,626,210	15,498,156	[1,2,3]
Milano Co-Invest, L.P.						USD	N/A	3,992,810	3,819,847	[1,2,3]
								23,520,856	25,102,010

Total Private Investment Vehicles								3,995,650,014	4,459,710,101

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Senior Secured Loans — 18.9%
Business Services — 1.1%
AR3 Holdco LLC	Delayed Draw	10.54%	SOFR	625	3/16/2027	USD	934,100	$934,100	$934,100	[1,4,8]
AR3 Holdco LLC	Delayed Draw	10.58%	SOFR	625	3/16/2027	USD	25,000,000	25,000,000	25,000,000	[1,4,8]
AR3 Holdco LLC	First Lien Term Loan	10.57%	SOFR	625	3/16/2027	USD	10,000,000	10,000,000	10,000,000	[1,4,8]
AR3 Holdco LLC	Second Lien Term Loan	10.55%	SOFR	625	3/16/2027	USD	12,000,000	12,000,000	12,000,000	[1,4,8]
iCIMS, Inc.	First Lien Term Loan	10.52%	SOFR	625	8/18/2028	USD	7,000,000	6,923,943	6,955,144	[1,4,8]
Magnit Corporation	First Lien Term Loan	10.05%	SOFR	575	6/1/2029	USD	5,000,000	4,913,135	4,912,500	[1,4,8]
P20 Parent, Inc.	First Lien Term Loan	11.80%	SOFR	750	7/12/2028	USD	4,875,000	4,816,359	4,834,489	[1,4,8]
								64,587,537	64,636,233
Consumer Discretionary — 2.9%
Allen Media, LLC	Revolver	12.17%	SOFR	785	9/23/2027	USD	20,000,000	15,322,045	15,195,044	[1,4,8,12,13]
Cipriani USA, Inc	Delayed Draw	13.00% , 8.00% PIK			9/30/2029	USD	15,000,000	6,710,526	6,710,526	[1,4,8,9,12,13]
Corbin Law Firm	Delayed Draw	12.07%			8/28/2027	USD	1,496,679	758,003	758,003	[1,4,12,13]
Corbin Law Firm	First Lien Term Loan	17.07%			8/28/2027	USD	8,777,869	8,777,869	8,777,869	[1,4,12,15]
Corbin Law Firm	First Lien Term Loan	12.07%			8/28/2027	USD	2,782,737	2,782,737	2,782,738	[1,4,12]
GDYC Assets LLC	First Lien Term Loan	12.92%	SOFR	875	11/9/2030	USD	25,000,000	24,692,653	24,687,500	[1,4,8]
Harbor Purchaser, Inc.	Second Lien Term Loan	12.78%	SOFR	850	4/7/2030	USD	3,000,000	2,959,092	2,958,212	[1,4,8,12]
Houghton Mifflin Harcourt Publishing Company	Second Lien Term Loan	12.38%	SOFR	810	4/7/2028	USD	4,925,000	4,797,812	4,885,059	[1,4,8]
Jonas Catalog Holdings I LLC	Delayed Draw	11.00%			9/19/2029	USD	30,000,000	12,668,358	12,668,358	[1,4,13]
Keller Postman, LLC	First Lien Term Loan	16.45% PIK	SOFR	1200	9/15/2028	USD	14,159,263	14,038,051	14,177,523	[1,4,8,9]
Marolina Outdoor, Inc.	First Lien Term Loan	11.95%	SOFR	765	12/27/2028	USD	27,500,000	26,950,000	26,950,000	[1,8]
Mashantucket (Western) Pequot Tribe	First Lien Term Loan	12.39%	SOFR	806	6/30/2028	USD	20,000,000	19,483,177	19,468,000	[1,4,8]
MMXXV SP SPV, LLC	First Lien Term Loan	11.43%	SOFR	710	11/11/2026	USD	15,000,000	14,856,955	14,745,193	[1,4,8,12]
NKD Group GmbH	First Lien Term Loan	9.48%	EURIBOR	800	3/23/2026	EUR	1,730,769	1,813,461	2,038,838	[1,4,5,8]
Penney Borrower LLC	First Lien Term Loan	10.93%	SOFR	660	12/16/2026	USD	3,860,294	3,833,867	3,849,183	[1,4,8,12]
Stonegate Pub Company Bidco Holdings	Second Lien Term Loan	14.67%	SONIA	937	10/31/2029	GBP	10,000,000	12,293,403	13,857,512	[1,4,5,8]
								172,738,009	174,509,558
Consumer Staples — 0.6%
Baxters North America Holdings, Inc.	First Lien Term Loan	11.21%	SOFR	688	5/31/2028	USD	6,024,423	5,926,257	5,928,524	[1,4,8]
Cordevigo Interim Lux Bidco S.A.R.L	First Lien Term Loan	11.52%	SOFR	725	4/11/2032	USD	8,220,000	7,975,949	8,008,297	[1,4,8]
Cordevigo Interim Lux Bidco S.A.R.L	First Lien Term Loan	9.36%	EURIBOR	725	4/11/2032	EUR	7,500,000	8,245,575	8,607,421	[1,4,5,8]
GOJO Industries Holdings, Inc.	First Lien Term Loan	13.83%	SOFR	950	10/26/2028	USD	12,038,253	11,778,966	11,991,241	[1,4,8]
								33,926,747	34,535,483

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Energy — 1.1%
Alliance Energy Services, LLC	First Lien Term Loan	12.03%	SOFR	775	4/11/2028	USD	41,300,000	$40,316,326	$40,267,500	[1,4,8]
Berry Gp, Inc.	Delayed Draw	3.75%			5/8/2028	USD	714,286	(10,217)	(10,714)[1,4,10]
Berry Gp, Inc.	First Lien Term Loan	11.82%	SOFR	750	5/8/2028	USD	4,285,714	4,224,012	4,221,428	[1,4,8]
Knight Energy Services LLC	First Lien Term Loan	11.79%	SOFR	750	6/1/2028	USD	1,351,351	1,325,725	1,337,838	[1,4,8]
Northwind Midstream Partners LLC	First Lien Term Loan	10.70%	SOFR	640	3/18/2029	USD	6,000,000	5,886,754	5,885,006	[1,4,8]
Wellbore Integrity Solutions LLC	First Lien Term Loan	12.33%	SOFR	800	12/31/2025	USD	12,282,729	12,159,901	12,249,570	[1,4,8,12]
								63,902,501	63,950,628
Financials — 3.5%
Clearco SPV V US LP	First Lien Term Loan	15.33%	SOFR	1100	4/3/2027	USD	15,000,000	14,871,127	14,959,506	[1,4,8]
CLP Issuer III, LLC	Revolver	10.83%	SOFR	650	5/30/2028	USD	64,132,640	52,283,856	52,268,102	[1,4,8,13]
Continental Finance	First Lien Term Loan	12.31%	SOFR	800	3/11/2029	USD	27,890,359	27,627,854	27,774,825	[1,4,8]
Foundation Risk Partners, Corp.	Delayed Draw	9.05%	SOFR	500	10/29/2030	USD	1,252,273	1,211,783	1,252,273	[1,4,8]
Foundation Risk Partners, Corp.	First Lien Term Loan	9.05%	SOFR	500	10/29/2030	USD	2,679,545	2,610,352	2,679,546	[1,4,8]
Kensington Private Equity Fund	Delayed Draw	13.80% PIK	SOFR		3/30/2026	USD	5,930,000	5,845,888	5,849,069	[1,4,9,12]
Kensington Private Equity Fund	Second Lien Term Loan	13.80% PIK	SOFR		3/30/2026	USD	3,200,000	3,185,766	3,156,327	[1,4,9,12]
Kohlberg Kinetic Borrower, LP	Delayed Draw	12.59%	SOFR	850	12/26/2027	USD	10,338,471	10,149,096	10,138,651	[1,4,8]
Kohlberg Kinetic Borrower, LP	Delayed Draw	12.45%	SOFR	850	12/26/2027	USD	5,712,023	1,099,635	1,092,531	[1,4,8,13]
LP-PWP Credit Card ABS, LLC	Revolver	1.00%			6/1/2028	USD	2,054,902	—	(11,095)[1,4,10]
LP-PWP Credit Card ABS, LLC	First Lien Term Loan	12.06%	SOFR	774	6/1/2028	USD	14,105,728	14,645,895	14,029,568	[1,4,8]
Mission Lane Credit Card Master Trust	Revolver	11.33%	SOFR	700	3/15/2030	USD	17,857,142	8,359,278	8,378,804	[1,4,8,13]
New Wave Capital Limited	Revolver	12.81%	SOFR	850	5/15/2029	USD	7,257,200	3,620,232	3,618,551	1,4,8.13
New Wave Capital Limited	Revolver	12.71%	SONIA	850	5/15/2029	GBP	22,329,846	20,787,858	21,369,855	[1,4,5,8,13]
Pennybacker Real Estate Credit II Pacific, LLC	Promissory Note	11.59%			5/10/2031	USD	809,927	809,927	809,927	[1,4]
Rapyd Netherlands B.V.	First Lien Term Loan	15.18%	SOFR	1100	8/31/2030	USD	15,000,000	14,855,127	14,935,804	[1,4,8]
U.S. Claims Litigation Funding LLC	Promissory Note	10.25%			6/30/2030	USD	26,050,000	23,742,881	23,705,500	[1,4]
Wealth Enhancement Group, LLC	First Lien Term Loan	15.00% PIK			5/26/2033	USD	5,711,661	5,494,120	5,716,801	[1,4,9]
								211,200,675	211,724,545
Health Care — 3.9%
Alcami Corporation	Delayed Draw	11.44%	SOFR	700	12/21/2028	USD	274,526	265,766	276,311	[1,4,8]
Alcami Corporation	Revolver	11.41%	SOFR	700	12/21/2028	USD	508,806	11,448	12,720	[1,4,8,13]
Alcami Corporation	First Lien Term Loan	11.48%	SOFR	700	12/21/2028	USD	3,730,186	3,642,499	3,754,432	[1,4,8]
Artivion, Inc.	Delayed Draw	1.00%			1/18/2030	USD	3,448,276	(76,057)	25,081	[1,4,10]
Artivion, Inc.	First Lien Term Loan	10.77%	SOFR	650	1/18/2030	USD	6,551,724	6,417,453	6,599,377	[1,4,8]
Bausch Receivables Funding LP	Revolver	10.97%	SOFR	665	1/28/2028	USD	8,000,000	3,855,205	3,986,378	[1,4,8,12,13]
Confluent Health, LLC	First Lien Term Loan	11.83%	SOFR	750	11/30/2028	USD	2,799,860	2,661,718	2,750,806	[1,4,8]
Dariohealth Corp	Delayed Draw	1.00%			4/30/2030	USD	357,143	(5,357)	(5,357)[1,4,10]
Dariohealth Corp	First Lien Term Loan	12.03%	SOFR	775	4/30/2030	USD	4,642,857	4,574,908	4,573,214	[1,4,8]
Envision Healthcare	First Lien Term Loan	10.82%	SOFR	650	6/25/2030	USD	30,000,000	29,700,000	29,700,000	[1,8]
Exactcare Parent, Inc.	Revolver	0.50%			11/3/2029	USD	442,623	(8,874)	(2,039)[1,4,10]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Exactcare Parent, Inc.	First Lien Term Loan	9.76%	SOFR	550	11/3/2029	USD	4,016,803	$3,919,976	$3,998,302	[1,4,8]
Heartland Dental, LLC	First Lien Term Loan	11.33%			4/1/2029	USD	3,395,203	3,395,203	3,395,203	[1,4]
Heartland Dental, LLC	First Lien Term Loan	11.31%			6/1/2029	USD	1,361,237	1,361,237	1,361,237	[1,4]
Helium Acquirer Corporation	Delayed Draw	9.55%	SOFR	525	1/5/2029	USD	1,731,687	1,685,359	1,710,388	[1,4,8]
Helium Acquirer Corporation	Revolver	0.50%			1/5/2029	USD	293,190	—	(3,606)[1,4,8,10]
Helium Acquirer Corporation	First Lien Term Loan	9.55%	SOFR	525	1/5/2029	USD	1,891,086	1,848,176	1,867,827	[1,4,8]
Helium Acquirer Corporation	First Lien Term Loan	9.55%	SOFR	525	1/5/2029	USD	255,427	248,566	252,286	[1,4,8]
Honor Technology, Inc.	First Lien Term Loan	11.79% 2.5% PIK	SOFR	500	5/30/2029	USD	15,321,202	15,230,765	15,111,763	[1,4,8,9,12]
Memorial MRI & Diagnostic MSO, LLC	Revolver	10.56%	SOFR	625	12/18/2028	USD	7,584,269	6,447,858	6,446,581	[1,4,8,13]
Memorial MRI & Diagnostic MSO, LLC	First Lien Term Loan	13.81%	SOFR	950	12/18/2028	USD	37,415,730	36,673,181	36,667,416	[1,4,8]
Memorial MRI & Diagnostic MSO, LLC	Revolver	10.56%	SOFR	625	12/18/2028	USD	3,202,248	2,722,429	2,721,890	[1,4,8,13]
Memorial MRI & Diagnostic MSO, LLC	First Lien Term Loan	13.81%	SOFR	950	12/18/2028	USD	15,797,753	15,484,232	15,481,798	[1,4,8]
MoonLake Immunotherapeutics AG	Delayed Draw	8.95%	PRIME	145	4/1/2030	USD	45,000,000	11,028,038	10,978,153	[1,4,8,12,13]
Nader Upside 2 Sarl	First Lien Term Loan	12.23% PIK	EURIBOR	1025	3/13/2028	EUR	5,208,796	5,557,008	6,040,632	[1,4,5,8,9]
Nephron Pharmaceuticals Corporation	First Lien Term Loan	13.53%	SOFR	920	12/30/2027	USD	18,000,000	17,773,608	17,649,036	[1,4,8,12]
Orthodontic Partners, LLC	Delayed Draw	10.69%	SOFR	625	10/12/2027	USD	3,368,525	3,316,329	3,315,893	[1,4,8]
Orthodontic Partners, LLC	First Lien Term Loan	10.69%	SOFR	625	10/12/2027	USD	2,287,662	2,261,954	2,251,919	[1,4,8]
Orthodontic Partners, LLC	Delayed Draw	1.00%			10/12/2027	USD	753,279	(10,581)	(11,770)[1,4,10]
Prolacta Bioscience, Inc.	First Lien Term Loan	9.75%	SOFR	543	12/21/2029	USD	6,458,333	6,381,976	6,399,492	[1,4,8,12]
Prolacta Bioscience, Inc.	First Lien Term Loan	13.32%	SOFR	900	12/21/2029	USD	2,083,333	2,058,162	2,064,352	[1,4,8,12]
Steward Health Care System Bridge Loan	First Lien Term Loan	15.38%	SOFR	1075	12/31/2027	USD	1,394,375	1,380,572	1,394,375	[1,4,8,12]
Steward Health Care System Bridge Loan	First Lien Term Loan	15.38%	SOFR	1075	12/31/2027	USD	458,306	453,771	458,306	[1,4,8,12]
TerSera Therapeutics, LLC	Revolver	0.50%			4/4/2029	USD	227,926	(5,709)	—	[1,4,10]
TerSera Therapeutics, LLC	First Lien Term Loan	10.08%	SOFR	575	4/4/2029	USD	2,730,493	2,672,868	2,750,425	[1,4,8]
United Digestive MSO Parent, LLC	Delayed Draw	10.04%	SOFR	575	3/30/2029	USD	594,887	35,406	44,980	[1,4,8,13]
United Digestive MSO Parent, LLC	Revolver	10.07%	SOFR	575	3/30/2029	USD	275,188	56,829	59,500	[1,4,8,13]
United Digestive MSO Parent, LLC	First Lien Term Loan	10.46%	SOFR	575	3/30/2029	USD	2,214,800	2,162,215	2,214,800	[1,4,8]
Vardiman Black Holdings, LLC	First Lien Term Loan	11.43% , 6.42% PIK	SOFR	500	3/18/2027	USD	3,970,858	3,930,829	3,910,829	[1,4,8,9]
Vardiman Black Holdings, LLC	Delayed Draw	11.43% , 6.42% PIK	SOFR	500	3/18/2027	USD	467,488	445,654	443,860	[1,4,8,9,13]
Webster Equity Partners	Delayed Draw	15.14% , 7.35% PIK	SOFR	350	5/7/2034	USD	26,418,177	22,288,531	22,103,247	[1,4,8,9,13]
Whitehawk Healthcare	Delayed Draw	14.44%	SOFR	1012	7/11/2025	USD	6,608,651	6,608,651	6,608,651	[1,4,8,12]
Xeris Pharmaceuticals, Inc.	Delayed Draw	11.25%	SOFR	695	3/5/2029	USD	1,666,667	1,576,561	1,646,810	[1,4,8,12]
Xeris Pharmaceuticals, Inc.	First Lien Term Loan	11.25%	SOFR	695	3/5/2029	USD	3,333,333	3,311,704	3,293,620	[1,4,8,12]
								233,340,067	234,299,118

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Industrials — 1.9%
Apex Service Partners, LLC	First Lien Term Loan	14.25% PIK	PRIME		10/24/2028	USD	2,362,126	$2,310,550	$2,307,263	[1,4,9]
Apex Service Partners, LLC	Delayed Draw	14.25% PIK	PRIME		10/24/2029	USD	1,148,489	1,123,411	1,121,814	[1,4,9]
California Municipal Finance Authority	Delayed Draw	12.25%	PRIME		12/2/2034	USD	10,000,000	9,817,319	9,845,000	[1,4]
Chambertin Capital Limited	First Lien Term Loan	11.14%	SONIA	675	6/20/2030	GBP	7,406,310	10,018,004	10,166,520	[1,4,5,8]
Cobham Holdings, Inc.	Revolver	0.50%			1/9/2028	USD	468,750	(10,745)	(3,802)[1,4,10]
Cobham Holdings, Inc.	First Lien Term Loan	9.32%	SOFR	500	1/9/2030	USD	4,440,625	4,343,786	4,404,612	[1,4,8]
Columbia Helicopters, Inc.	Delayed Draw	3.38%			5/9/2029	USD	500,000	(7,247)	(7,500)[1,4,10]
Columbia Helicopters, Inc.	First Lien Term Loan	11.05%	SOFR	675	5/9/2029	USD	5,000,000	4,927,114	4,925,000	[1,4,8]
DMT Solutions Global Corporation	First Lien Term Loan	12.43%	SOFR	800	8/30/2027	USD	7,151,765	7,021,131	7,078,014	[1,4,8]
FB FLL Aviation LLC	First Lien Term Loan	11.32%	SOFR	700	7/19/2028	USD	12,600,000	12,361,326	12,565,985	[1,4,8]
Fenix Topco, LLC	First Lien Term Loan	11.05%	SOFR	650	3/28/2029	USD	2,719,945	2,647,081	2,627,634	[1,4,8]
Fenix Topco, LLC	Delayed Draw	1.00%			3/28/2029	USD	1,062,537	(23,190)	(36,061)[1,4,10]
Fenix Topco, LLC	Delayed Draw	11.05%	SOFR	650	3/28/2029	USD	163,115	159,836	157,579	[1,4,8]
Helix Acquisition Holdings, Inc.	First Lien Term Loan	11.43%	ARR CSA	700	3/31/2030	USD	5,675,461	5,565,483	5,675,461	[1,4,8]
Panda Acquisition LLC	First Lien Term Loan	12.82%	SOFR	850	10/18/2028	USD	4,012,798	3,486,216	3,751,274	[1,4,8]
Penn TRGRP Holdings	Revolver	0.50%			9/29/2030	USD	769,167	(14,276)	(10,704)[1,4,10]
Penn TRGRP Holdings	First Lien Term Loan	11.55% 6.00% PIK	SOFR	125	9/29/2030	USD	5,392,613	5,310,024	5,317,569	[1,4,8,9]
Penn TRGRP Holdings	Delayed Draw	11.55%	SOFR	725	9/29/2030	USD	82,687	82,687	81,536	[1,4,8]
Starlight Inventory I, LLC	First Lien Term Loan	14.22%	SOFR	1000	3/28/2026	USD	15,000,000	15,045,792	14,959,506	[1,4,8,12]
SureWerx Purchaser III, Inc.	First Lien Term Loan	9.55%	SOFR	525	12/28/2029	USD	2,354,297	2,305,651	2,354,297	[1,4,8]
SureWerx Purchaser III, Inc.	Revolver	9.55%	SOFR	525	12/28/2028	USD	250,000	95,750	95,750	[1,4,8,13]
SureWerx Purchaser III, Inc.	Delayed Draw	9.55%	SOFR	525	12/28/2029	USD	343,750	93,348	93,750	[1,4,8,13]
TecoStar Holdings, Inc.	First Lien Term Loan	12.21%	SOFR	800	7/7/2029	USD	6,120,838	6,013,160	5,958,856	[1,4,8]
The Arcticom Group, LLC	Delayed Draw	12.33% , 4.50% PIK	SOFR	350	12/22/2027	USD	4,210,700	4,104,752	4,210,700	[1,4,8,9]
The Arcticom Group, LLC	First Lien Term Loan	12.33% , 4.50% PIK	SOFR	350	12/22/2027	USD	667,720	655,665	667,720	[1,4,8,9]
The Arcticom Group, LLC	Delayed Draw	1.00%			12/22/2027	USD	37,941	(419)	—	[1,4,8,9,10]
The Arcticom Group, LLC	First Lien Term Loan	12.33% , 4.00% PIK	SOFR	350	12/22/2027	USD	973,654	962,716	973,654	[1,4,8,9]
The Arcticom Group, LLC	Delayed Draw	12.33% , 4.50% PIK	SOFR	350	12/22/2027	USD	230,530	227,962	230,530	[1,4,8,9]
West Side Holdco LLC	First Lien Term Loan	13.33%	SOFR	900	8/2/2027	USD	12,974,442	12,875,877	13,456,993	[1,4,8,12]
								111,498,764	112,968,950

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Materials — 0.1%
SintecMedia NYC, Inc.	Revolver	11.31%	SOFR	700	6/21/2029	USD	423,729	$260,121	$254,910	[1,4,8,13]
SintecMedia NYC, Inc.	First Lien Term Loan	11.32%	SOFR	700	6/21/2029	USD	4,473,305	4,373,520	4,309,044	[1,4,8]
Sunland Asphalt & Construction, LLC	Delayed Draw	11.43%	SOFR	700	6/16/2028	USD	738,477	714,702	753,246	[1,4,8]
Sunland Asphalt & Construction, LLC	First Lien Term Loan	11.43%	SOFR	700	6/16/2028	USD	1,761,932	1,726,872	1,797,170	[1,4,8]
								7,075,215	7,114,370
Real Estate — 0.1%
Poinciana LLC	Delayed Draw	12.00%	PRIME		5/1/2026	USD	4,541,416	4,521,879	4,509,619	[1,4,13]

Technology — 3.2%
Afiniti, Inc.	First Lien Term Loan	11.80% , 3.50% PIK	SOFR	400	12/3/2037	USD	1,115,363	1,114,381	1,105,424	[1,4,8,9,12]
Afiniti, Inc.	Second Lien Term Loan	16.00% PIK			12/3/2031	USD	1,412,835	1,412,302	1,301,238	[1,4,9,12]
ASG II, LLC	Delayed Draw	10.68%	SOFR	625	5/25/2028	USD	391,304	385,089	391,304	[1,4,8]
ASG II, LLC	First Lien Term Loan	10.68%	SOFR	625	5/25/2028	USD	2,608,696	2,578,850	2,608,696	[1,4,8]
Azurite Intermediate Holdings, Inc.	Revolver	0.50%			3/19/2031	USD	103,333	(1,272)	—	[1,4,10]
Azurite Intermediate Holdings, Inc.	First Lien Term Loan	10.33%	SOFR	600	3/19/2031	USD	284,167	280,459	284,167	[1,4,8]
Azurite Intermediate Holdings, Inc.	Delayed Draw	10.33%	SOFR	600	3/19/2031	USD	645,833	637,315	645,833	[1,4,8]
Bluefin Holding, LLC	Revolver	0.50%			9/12/2029	USD	673,077	(15,284)	—	[1,4,10]
Bluefin Holding, LLC	First Lien Term Loan	10.57%	SOFR	650	9/12/2029	USD	6,826,923	6,696,283	6,951,173	[1,4,8]
Bluefin Holding, LLC	First Lien Term Loan	10.57%	SOFR	625	9/12/2029	USD	1,153,846	1,137,643	1,174,846	[1,4,8]
Bluesight, Inc.	Revolver	0.50%			7/17/2029	USD	400,000	(10,588)	(8,650)[1,4,10]
Bluesight, Inc.	First Lien Term Loan	10.80%	SOFR	650	7/17/2029	USD	4,600,000	4,495,893	4,500,527	[1,4,8]
Coupa Holdings, LLC	Delayed Draw	1.00%			2/28/2029	USD	385,633	(4,089)	(386)[1,4,10]
Coupa Holdings, LLC	Revolver	0.50%			2/28/2030	USD	295,276	(6,077)	(296)[1,4,10]
Coupa Holdings, LLC	First Lien Term Loan	9.53%	SOFR	550	2/28/2029	USD	4,286,698	4,194,366	4,282,403	[1,4,8]
Crewline Buyer, Inc.	Revolver	0.50%			11/8/2030	USD	870,417	(16,759)	(7,756)[1,4,10]
Crewline Buyer, Inc.	First Lien Term Loan	11.08%	SOFR	675	11/8/2030	USD	8,641,713	8,460,791	8,564,709	[1,4,8]
Disco Parent, LLC	Revolver	0.50%			3/30/2029	USD	113,619	—	—	[1,4,10]
Disco Parent, LLC	First Lien Term Loan	11.33%	SOFR	700	3/30/2029	USD	1,136,195	1,116,022	1,136,195	[1,4,8]
Disco Parent, LLC	First Lien Term Loan	11.33%	SOFR	700	3/30/2029	USD	193,329	189,954	193,329	[1,4,8]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
EdgeConneX N.A. Finance Holdings II, LLC	Delayed Draw	1.00%			2/10/2031	USD	7,469,825	$(148,238)	$(149,396)[1,4,10]
EdgeConneX N.A. Finance Holdings II, LLC	Delayed Draw	1.00%			2/10/2031	USD	5,030,175	(99,823)	(100,604)[1,4,10]
EdgeConneX N.A. Finance Holdings II, LLC	Delayed Draw	9.78%	SOFR	560	2/10/2031	USD	9,710,773	2,057,990	2,046,733	[1,4,8,13]
EdgeConneX N.A. Finance Holdings II, LLC	Delayed Draw	8.01%	EURIBOR	560	2/10/2031	EUR	2,541,700	2,687,495	2,934,228	[1,4,5,8]
EdgeConneX N.A. Finance Holdings II, LLC	Delayed Draw	9.78%	SOFR	560	2/10/2031	USD	6,539,228	1,385,849	1,378,267	[1,4,8,13]
EdgeConneX N.A. Finance Holdings II, LLC	Delayed Draw	8.01%	EURIBOR	560	2/10/2031	EUR	1,711,579	1,809,758	1,975,907	[1,4,5,8]
Einstein Parent, Inc.	Revolver	0.50%			1/22/2031	USD	937,500	(17,400)	(17,739)[1,4,10]
Einstein Parent, Inc.	First Lien Term Loan	10.77%	SOFR	650	1/22/2031	USD	9,062,500	8,890,644	8,891,022	[1,4,8]
Evergreen Services Group II, LLC	First Lien Term Loan	13.75% PIK	PRIME		4/5/2031	USD	10,966,668	10,839,313	10,850,643	[1,4,9]
Evergreen Services Group II, LLC	Delayed Draw	13.75% PIK	PRIME		4/5/2031	USD	6,022,063	5,954,254	6,018,512	[1,4,9]
Finastra USA, Inc.	First Lien Term Loan	11.43%	SOFR	725	9/13/2029	USD	203,366	200,209	207,433	[1,4,8]
Finastra USA, Inc.	Revolver	0.50%			9/13/2029	USD	936,090	(17,014)	—	[1,4,10]
Finastra USA, Inc.	First Lien Term Loan	11.43%	SOFR	725	9/13/2029	USD	8,707,745	8,572,649	8,881,900	[1,4,8]
Fullsteam Operations LLC	First Lien Term Loan	12.73%	SOFR	840	11/27/2029	USD	1,604,778	1,565,733	1,620,826	[1,4,8]
Fullsteam Operations LLC	Delayed Draw	12.73%	SOFR	840	11/27/2029	USD	729,444	711,631	733,056	[1,4,8]
Fullsteam Operations LLC	Delayed Draw	11.48%	SOFR	715	11/27/2029	USD	224,445	221,479	223,006	[1,4,8]
Fullsteam Operations LLC	Delayed Draw	1.00%			11/27/2029	USD	67,333	(946)	(431)[1,4,10]
Fullsteam Operations LLC	Delayed Draw	11.48%	SOFR	715	11/27/2029	USD	897,778	542,893	548,830	[1,4,8,13]
Fullsteam Operations LLC	Revolver	12.70%	SOFR	840	11/27/2029	USD	89,777	42,886	44,888	[1,4,8,13]
Fullsteam Operations LLC	Delayed Draw	11.48%	SOFR	715	11/27/2029	USD	606,000	13,147	17,778	[1,4,8,13]
Infinite Bidco LLC	First Lien Term Loan	10.57%	SOFR	625	3/2/2028	USD	4,887,500	4,798,234	4,857,649	[1,4,8]
Ion Finance Holdings Limited	Delayed Draw	10.85%	EURIBOR	750	9/30/2031	EUR	757,161	790,825	891,932	[1,4,5,8]
Ion Finance Holdings Limited	First Lien Term Loan	10.85%	EURIBOR	750	9/30/2031	EUR	7,042,839	7,355,969	8,296,429	[1,4,5,8]
Mercury Bidco LLC	First Lien Term Loan	10.05%	SOFR	575	5/31/2030	USD	4,523,217	4,460,816	4,505,072	[1,4,8]
Mercury Bidco LLC	Revolver	0.50%			5/31/2029	USD	408,163	(8,878)	(2,752)[1,4,10]
MGT Merger Target, LLC	Delayed Draw	9.32%	SOFR	500	4/10/2029	USD	222,471	220,247	221,183	[1,4,8]
MGT Merger Target, LLC	Revolver	9.57%	SOFR	550	4/10/2028	USD	496,552	246,897	245,402	[1,4,8,13]
MGT Merger Target, LLC	First Lien Term Loan	9.32%	SOFR	525	4/10/2029	USD	3,925,483	3,832,083	3,902,760	[1,4,8]
MIS Acquisition, LLC	Revolver	0.50%			11/17/2028	USD	533,334	(10,905)	(1,634)[1,4,10]
Opportunity Funding SPE V, LLC	Revolver	11.63%	SOFR	730	2/13/2029	USD	48,807,500	25,472,258	25,614,362	[1,4,8,13]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Oranje Holdco, Inc.	Revolver	0.50%			2/1/2029	USD	592,667	$(13,631)	$1,482	[1,4,10]
Oranje Holdco, Inc.	First Lien Term Loan	12.03%	SOFR	750	2/1/2029	USD	4,741,333	4,646,797	4,753,187	[1,4,8]
Oranje Holdco, Inc.	First Lien Term Loan	11.53%	SOFR	725	2/1/2029	USD	1,986,710	1,951,729	1,964,035	[1,4,8]
PracticeTek Purchaser LLC	Delayed Draw	10.08%	SOFR	575	8/30/2029	USD	1,934,602	65,661	29,303	[1,4,8,13]
PracticeTek Purchaser LLC	First Lien Term Loan	10.08%	SOFR	575	8/30/2029	USD	6,257,123	6,137,898	6,066,129	[1,4,8,12]
PracticeTek Purchaser LLC	First Lien Term Loan	14.00% PIK	PRIME		8/30/2030	USD	2,137,191	2,097,215	2,112,451	[1,4,9,12]
Trintech, Inc.	Revolver	9.83%	SOFR	550	7/25/2029	USD	595,752	154,379	161,507	[1,4,8,13]
Trintech, Inc.	First Lien Term Loan	9.83%	SOFR	550	7/25/2029	USD	7,627,775	7,456,273	7,516,280	[1,4,8]
User Zoom Technologies, Inc	First Lien Term Loan	11.78%	SOFR	750	4/5/2029	USD	5,000,000	4,895,223	4,992,988	[1,4,8]
VDC Powerup PTE LTD	First Lien Term Loan	10.07%	SOFR	575	5/20/2028	USD	27,297,100	26,828,126	26,751,158	[1,4,8]
VDC Powerup PTE LTD	First Lien Term Loan	10.07%	SOFR	575	5/20/2028	USD	6,036,233	5,932,672	5,915,509	[1,4,8]
Xactly Corporation	First Lien Term Loan	10.68%	SOFR	625	2/3/2031	USD	6,000,000	5,898,897	6,000,000	[1,4,8]
								191,066,573	194,022,047
Utilities — 0.5%
Silfab Inc.	Delayed Draw	10.82%	SOFR	650	11/18/2028	USD	10,000,000	7,782,040	7,750,000	[1,4,8,13]
Silfab Inc.	Delayed Draw	10.78%	SOFR	650	11/18/2028	USD	30,000,000	23,196,198	23,250,000	[1,4,8,13]
								30,978,238	31,000,000
Total Senior Secured Loans								1,124,836,205	1,133,270,551

Collateralized Loan Obligations — 1.3%
ABPCI Direct Lending Fund CLO XII Ltd.		12.54%	SOFR	825	7/29/2037	USD	16,080,000	16,080,000	16,075,375	[1,4,6,7,8]
ABPCI Direct Lending Fund CLO XV, Ltd.		12.88%	SOFR	860	10/30/2035	USD	5,000,000	4,900,000	5,017,008	[1,4,6,7,8]
ABPCI Direct Lending Fund CLO XV, Ltd.		10.68%	SOFR	640	10/30/2035	USD	8,100,000	8,100,000	8,163,421	[1,4,6,7,8]
Barings Middle Market CLO 2023-II Ltd.		12.94%	SOFR	867	1/20/2032	USD	8,450,000	8,365,500	8,450,161	[1,4,6,7,8]
Barings Middle Market CLO Ltd. 2017-I		13.19%	SOFR	892	1/20/2034	USD	2,000,000	1,960,000	2,001,760	[1,6,7,8]
Barings Middle Market CLO Ltd. 2017-I		28.00%			1/20/2034	USD	2,905,983	2,515,664	1,572,374	*,1,4,6,7,11

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Deerpath Capital CLO 2020-1 Ltd.		10.67%	SOFR	639	4/17/2034	USD	3,250,000	$3,185,000	$3,272,747	[1,4,6,7,8]
Golub Capital Partners CLO		10.30%	SOFR	600	11/9/2036	USD	13,950,000	13,950,000	14,079,276	[1,4,6,7,8]
HPS Private Credit CLO 2023-1 LLC		14.11%	SOFR	985	7/15/2035	USD	7,500,000	7,350,000	7,508,303	[1,4,6,7,8]
Ivy Hill Middle Market Credit Fund XXI Ltd.		12.79%	SOFR	852	7/18/2035	USD	6,500,000	6,336,850	6,519,027	[1,4,6,7,8]
Ivy Hill Middle Market Credit Fund XXI Ltd.		10.67%	SOFR	640	7/18/2035	USD	3,500,000	3,500,000	3,525,260	[1,4,6,7,8]
SoFi Consumer Loan Program 2025-2 Trust		5.62%			6/25/2034	USD	1,069,000	1,068,772	916,045	[1,4]
TCP Whitney CLO Ltd.		12.74%	SOFR	842	8/20/2033	USD	2,500,000	2,450,000	2,533,548	[1,6,7,8]
Total Collateralized Loan Obligations								79,761,786	79,634,305

Preferred Stocks — 1.1%
Communications — 0.1%
CCI Buyer, Inc. (Series B Preferred Stock)		12.00% PIK				USD	50	4,900,500	4,900,500	[1,4,9]
Energy — 0.0%
Service Compression Preferred Equity (JR Preferred Shares)						USD	40,919	135,094	139,550	[1,4]
Financials — 0.5%
Accelerant Holdings, Class C		12.50% PIK				USD	5,001	9,239,999	11,483,277	[1,4,9]
Accelerant Holdings, Class C-1		12.50% PIK				USD	2,955	5,460,001	6,785,573	[1,4,9]
GTCR Everest TopCo, Inc. - Equity (Series A Preferred Stock)		13.25% PIK				USD	15,000	14,625,000	15,000,000	[1,4,9]
								29,325,000	33,268,850
Health Care — 0.1%
nThrive, Inc., (Series A-2 Preferred)		11.00% PIK				USD	3,260	3,162,200	2,706,452	[1,4,9]
Propharma, LLC		13.00% PIK				USD	2,500	2,425,000	2,500,000	[1,4,9,14]
Vardiman Black Holdings, LLC		6.00%				USD	1,765,938	515,371	414,995	[1,4]
								6,102,571	5,621,447

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Industrials — 0.2%
FSG Acquisition, LLC - Senior Preferred		12.25% PIK				USD	3,750,000	$3,656,250	$3,750,000	[1,4,9]
Pollen, Inc. (Series H1 Preferred)		8.36% PIK				USD	108,305	3,359,435	4,121,005	[1,4,9]
Pollen, Inc. (Series H2 Preferred)		7.53% PIK				USD	64,983	1,856,902	2,060,611	[1,4,9]
								8,872,587	9,931,616
Technology — 0.2%
GS Holder, Inc. Preferred		16.32% PIK				USD	5,000	4,850,000	5,000,000	[1,4,9]
Mandolin Technology Holdings, Inc. - (Series A Preferred)		10.50% PIK				USD	3,500	3,395,000	3,495,145	[1,4,9]
Riskonnect Parent, LLC - (Series B Preferred)		15.71% PIK				USD	3,000	2,940,000	3,000,000	[1,4,9]
Riskonnect Parent, LLC - (Series C Preferred)		13.75% PIK				USD	1,071	1,050,000	1,071,429	[1,4,9]
								12,235,000	12,566,574
Total Preferred Stocks								61,570,752	66,428,537

Common Stocks — 0.1%
Financials — 0.0%
Barings BDC, Inc.						USD	126,753	1,291,135	1,158,523	[1]
Health Care — 0.1%
Prolacta Bioscience, Inc. (Class A-3)						USD	3,958,334	3,992,816	6,214,584	[1,4]
Vardiman Black Holdings, LLC						USD	3,639,628	—	—	[1,4]
								3,992,816	6,214,584
Total Common Stocks								5,283,951	7,373,107

Asset-Backed Securities — 0.1%
Nectar 2 SPC S.R.L. Class J2		10.00%			12/31/2032	EUR	4,764,936	5,320,978	5,613,071	[1,4,5,8]
Total Asset-Backed Securities								5,320,978	5,613,071

Subordinated Debt — 0.1%
Financials — 0.0%
OTR Midco, LLC		12.00%			5/13/2026	USD	2,000,000	2,000,000	2,000,000	[1,4]
Materials — 0.1%
Comar Holding Company, LLC		12.50% PIK		400	9/17/2026	USD	2,071,354	2,071,354	2,071,354	[1,4,9]
Total Subordinated Debt								4,071,354	4,071,354

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount		Cost	Fair Value
Warrants — 0.0%
Energy — 0.0%
Service Compression, LLC
Exercise Price: $1.35
Expiration Date: 1/17/2031						USD	78,495	**	$—	$55,092	[1,4]

Financials — 0.0%
CTF Clear Finance Technology Corp
Exercise Price: $0.01
Expiration Date: 10/3/2035						USD	25,228,521	**	—	—	[1,4]
Rapyd Netherlands B.V.
Exercise Price: $0.01
Expiration Date: 3/12/2035						USD	39,518	**	—	—	[1,4]
									—	—
Health Care — 0.0%
Honor Technology, Inc.
Exercise Price: $3.16
Expiration Date: 5/28/2034						USD	296,546	**	—	—	[1,4,12]
Xeris Biopharma Holdings, Inc.
Exercise Price: $2.28
Expiration Date: 3/8/2029						USD	43,860	**	—	133,352	[1,4]
									—	133,352
Total Warrants									—	188,444
Short-Term Investments — 5.1%
State Street Institutional U.S. Government Money Market Fund		4.27%				USD	306,718,460		306,718,460	306,718,460	[1,16]
Total Short-Term Investments									306,718,460	306,718,460
Total Investments — 101.2%									5,583,213,500	6,063,007,930
Liabilities Less Other Assets — (1.2)%										(74,007,799)
Net Assets — 100.0%										$5,989,000,131

ARR CSA – Alternate Reference Rate Credit Spread Adjustment

BDC – Business Development Company

CAD – Canadian Dollars

CORRA - Canadian Overnight Repo Rate Average

EUR – Euro

EURIBOR – Euro Interbank Offered Rate

GBP – Pound Sterling

LLC – Limited Liability Company

LP – Limited Partnership

PRIME – Prime Lending Rate

SOFR – Secured Overnight Financing Rate

SONIA – Sterling Overnight Index Average

US – United States

USD – United States Dollar

*	Subordinated note position. Rate shown is the effective yield as of period end.
**	Shares represent underlying security.

[1]	As of June 30, 2025 all or a portion of the security has been pledged as collateral for a secured revolving facility. The market value of the securities in the pledged account totaled $6,063,007,930 as of June 30, 2025. See Note 2, subsection Borrowing, Use of Leverage of the Notes to Consolidated Schedule of Investments for additional information.
[2]	Investment valued using net asset value per share as practical expedient.
[3]	These securities are restricted, the total value of these securities is $4,114,414,244, which represents 68.7% of total net assets of the Fund.
[4]	Value was determined using significant unobservable inputs.
[5]	Foreign securities entered into in foreign currencies are converted to U.S. Dollars using period end spot rates.
[6]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted. They may only be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $96,718,260, which represents 1.6% of total net assets of the Fund.
[7]	Callable.
[8]	Floating rate security. Rate shown is the rate effective as of period end.
[9]	Principal includes accumulated payment in kind (“PIK”) interest and is net of repayments, if any.
[10]	Represents an unfunded loan commitment. The rate disclosed is equal to the commitment fee. The negative cost and/or fair value, if applicable, is due to the discount received in excess of the principal amount of the unfunded commitment. See Note 2 for additional information.
[11]	Variable rate security. Rate shown is the rate in effect as of period end.
[12]	All or a portion of the security was made through a participation. Please see Note 2 for a description of loan participations.
[13]	A portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion. See Note 2 for additional information.
[14]	Jayhawk Intermediate, LLC is the holding company that owns ProPharma Group, LLC.
[15]	Step rate security.
[16]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Schedule of Investments.

Cliffwater Enhanced Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2025 (Unaudited)

Additional information on restricted securities is as follows:

Security	First Acquisition Date	Cost
17Capital Co-Invest (B) SCSp	9/23/2021	$5,465,905
AG Asset Based Credit Fund L.P.	9/13/2023	99,000,000
AG Essential Housing Fund II Holdings (DE), L.P.	3/23/2022	4,123,512
Ares Commercial Finance, LP	7/25/2023	53,841,899
Ares Insurance Partners, LP	12/31/2024	12,312,914
Ares Pathfinder Fund II (Offshore), LP	8/31/2023	5,265,627
Ares Priority Loan Co-Invest LP	1/25/2023	29,868,321
Ares Special Opportunities Fund II (Offshore), LP	11/7/2022	25,197,797
Ares Special Opportunities Fund (Offshore), LP	12/29/2023	4,632,487
Banner Ridge DSCO Fund I, LP	6/30/2023	11,795,918
Banner Ridge DSCO Fund II (Offshore), LP	10/11/2022	19,457,711
Banner Ridge Secondary Fund IV (Offshore), LP	6/30/2021	1,796,403
Banner Ridge Secondary Fund V (Offshore), LP	5/31/2023	92,851,664
Barings Capital Solutions Perpetual Fund (CA), LP	12/12/2024	34,756,098
Benefit Street Partners Real Estate Opportunistic Debt Fund L.P.	3/2/2022	35,027,720
Blackstone Tactical Opportunities Fund (Matrix Co-Invest) LP	9/20/2023	2,016,888
Blue Owl First Lien Fund (Offshore), L.P.	7/1/2022	2,865,252
Blue Owl Real Estate Fund VI, LP	1/31/2023	10,235,020
BOAC Crevasse I, LLC	5/6/2025	12,666,481
BOAC OALTX Point Purchaser LLC	4/23/2025	14,437,710
Boost Co-Invest LP	1/25/2024	6,770,389
BPC Opportunities Offshore Feeder Fund V LLC	4/17/2025	15,428,379
BPC Real Estate Debt Fund, LP	6/7/2023	56,270,827
BP Holdings Zeta LP - Class A	11/29/2023	8,609,327
BP Holdings Zeta LP - Class B	11/29/2023	1,410,673
BSOF Parallel Onshore Fund L.P. (Class Absolute III Series 3 Interests)	9/1/2023	5,242,498
BSOF Parallel Onshore Fund L.P. (Class Chestnut II Series 2)	12/12/2023	20,108,879
BSOF Parallel Onshore Fund L.P. (Class Colonnade 2024 Series 3)	3/22/2024	10,250,000
BSOF Parallel Onshore Fund L.P. (Class Gnocchi Series 2 Interests)	10/10/2023	20,179,405
BSOF Parallel Onshore Fund L.P. (Class SRT Enhanced Series 3)	5/9/2024	106,662,882
BSOF Parallel Onshore Fund L.P. (Class SRT Enhanced Series 6)	4/14/2025	150,000,000
Burford Advantage Feeder Fund A, LP	1/28/2022	2,295,594
Callodine Perpetual ABL Fund, LP	10/3/2022	97,717,483
Carlyle Credit Opportunities Fund II (Parallel), SCSp	12/14/2021	8,768,147
Carlyle Credit Opportunities Fund III (Parallel), SCSp	12/10/2024	5,860,389
CCOF Alera Aggregator, L.P.	4/25/2023	4,870,008
CCOF III Nexus Co-Invest Aggregator, L.P.	3/22/2024	4,901,836
CCOF Sierra II, L.P.	7/29/2022	2,958,506
Cheval Blanc Co-Invest, L.P.	2/25/2025	14,626,210
Chilly HP SCF Investor, LP	2/9/2022	3,017,701
CL Oliver Co-Invest I, L.P.	6/28/2023	10,093,000
Comvest Special Opportunities Fund, L.P.	2/3/2022	11,484,683
Contingency Capital EG Fund (US) LP	8/29/2024	28,653,375
Contingency Capital Fund I-A, LP	11/28/2022	54,167,628
Crestline Nevermore Holdco, L.P.	12/7/2023	5,126,088
Crestline PF Sentry Fund (US), LP (CELF SPV LLC)	3/31/2025	18,437,223
Crestline PF Sentry Fund (US), LP	8/14/2023	5,701,059
CW Credit Opportunity 2 LP	6/27/2024	25,678,411
D.E. Shaw Diopter International Fund, L.P.	10/20/2022	39,385,777
D.E. Shaw Diopter International Fund II, L.P.	5/1/2025	864,613
Dawson Evergreen 1 LP	5/28/2024	300,000,000
EVP II LP	11/30/2023	26,371,709
Felicitas Diner Offshore, LP	12/28/2022	2,947,895
Felicitas Secondary Fund II Offshore, LP	9/10/2021	10,616,857
Felicitas Secondary Fund III Offshore, LP	1/31/2025	30,922,819
Felicitas Tactical Opportunities Fund, LP	10/26/2022	29,127,835
Franklin BSP Capital Corp	11/30/2021	1,684,852
Gramercy PG Holdings II, LP	8/20/2024	23,750,000
Gramercy PG Holdings, LP (Common Interests)	3/22/2024	10,477,594
Gramercy PG Holdings, LP (Preferred Interests)	3/22/2024	5,450,422
Guggenheim MM-C CLO	7/26/2023	90,202,500
Harvest Partners Structured Capital Fund III, L.P.	9/22/2021	14,385,678
Hayfin Healthcare Opportunities Fund (US Parallel), LP	6/29/2022	56,560,757

Security	First Acquisition Date	Cost
Hercules Private Global Venture Growth Fund I, L.P.	8/6/2021	$166,813,268
HPS Asset Value Platform, L.P.	2/7/2025	41,837,165
HPS KP Mezz 2019 Co-Invest, LP	4/1/2024	42,663,389
HPS KP SIP V Co-Investment Fund, LP	4/1/2024	14,503,288
HPS Mint Co-Invest Fund, L.P.	5/25/2022	7,265,000
HPS Offshore Mezzanine Partners 2019, LP	4/1/2024	21,355,267
HPS Offshore Strategic Investment Partners V, LP	5/1/2023	32,405,197
HPS Specialty Loan Fund V-L, L.P.	7/30/2021	19,507,947
ICG LP Secondaries Fund I (Feeder) SCSp	12/29/2023	17,274,861
Indago Co-Invest I LP	1/30/2025	16,000,000
Indago Co-Invest I LP	6/13/2025	7,231,767
InSolve Global Credit Feeder Fund VI, L.P.	2/18/2025	45,341,473
King Street Opportunistic Credit Evergreen Fund, L.P.	1/31/2023	100,000,000
KWOL Co-Invest, LP	11/30/2023	2,500,000
LuminArx Opportunistic Alternative Solutions Offshore Fund LP	1/31/2025	15,549,238
LuminArx Valence Co-Invest Offshore Fund LP	12/11/2024	9,936,909
Madison Realty Capital Debit Fund, IV LP	9/29/2023	14,173,657
Magenta Asset Co-Invest L.P.	4/30/2024	2,790,548
Magenta Co-Invest L.P.	3/5/2024	5,501,383
Marilyn Co-Invest, L.P.	1/14/2022	33,863,577
Milano Co-Invest, L.P.	4/1/2024	3,992,810
Miller Holdings LP ( Common Equity Portion) (Dawson)	3/12/2025	5,000,000
Miller Holdings LP ( Preferred Equity Portion) (Dawson)	3/12/2025	30,954,625
Minerva Co-Invest, L.P.	2/11/2022	11,406,207
NB Capital Solutions Co-Invest (Wolverine) LP	11/15/2023	1,380,844
NB Credit Opportunities II Cayman Feeder, LP	8/31/2022	21,303,208
North Wall Asset Backed Opportunities Feeder Fund I LP	12/19/2024	84,307,660
NWEOF Feeder Fund II LP	6/21/2024	27,870,400
NWEOF Feeder Fund III LP	6/10/2025	1,409,259
OrbiMed RCO IV Offshore Feeder, LP	12/30/2022	23,016,461
OWS Affirm Partnership Fund, LTD.	6/25/2025	4,980,000
Pathlight Capital Evergreen Fund, LP	12/30/2022	31,444,552
Pathlight Capital Fund II, LP	6/30/2021	20,023,700
Peachtree Credit Fund IV Q, L.P.	11/18/2024	25,000,000
Pennybacker Real Estate Credit II Pacific, LLC	5/6/2022	2,467,491
Pennybacker Real Estate Credit II, LP	5/6/2022	18,777,394
PG Lending Fund I, LP	11/26/2024	47,020,855
Pine Valley Capital Partners Evergreen Fund, LP	11/13/2024	27,110,747
Pine Valley Capital Co-Invest I, LP	3/6/2025	18,768,135
PSC Credit IV (A) SCSp	4/16/2025	15,000,000
Raven Asset-Based Credit Fund II LP	9/21/2021	20,198,279
Raven Evergreen Credit Fund II, LP	4/22/2022	28,920,534
Redwood Enhanced Income Corp.	6/30/2022	28,275,000
SC Life Science Credit Parallel Fund A, L.P.	8/9/2024	146,916,441
Sculptor Real Estate Science Park Fund, LP	5/4/2022	138,868
Shamrock Capital Debt Opportunities Fund I, LP	7/28/2021	6,124,043
Silver Point Select Overflow Fund, L.P.	11/13/2024	38,021,127
Silver Point Specialty Lending Fund	5/12/2025	125,000,000
Sixth Street Growth Partners II (B), L.P.	8/1/2022	4,260,122
Sky Fund V Offshore, LP	11/30/2022	36,035,625
Sky Fund VI Offshore, LP	4/15/2024	14,653,406
Sky Fund VI Offshore, LP	4/22/2025	7,326,703
Specialty Loan Institutional Fund 2016-L, L.P.	1/22/2024	2,496,022
Sprinkler 2024 Co-Investment I (Feeder) SCSp	3/10/2025	16,233,891
Stellus Private Credit BDC Feeder LP	1/31/2022	13,237,374
Summit Partners Credit Offshore Fund II, L.P.	3/31/2022	7,124,963
Symbiotic Capital EB Fund, L.P.	3/7/2024	3,977,217
Symbiotic Capital Life Science Credit Fund, L.P.	8/9/2024	12,709,157
Thompson Rivers LLC	6/30/2021	1,230,153
Thorofare Asset Based Lending Fund V, L.P.	7/29/2022	30,401,096
Tinicum L.P.	3/31/2023	8,753,673
Tinicum Tax Exempt, L.P.	3/31/2023	5,385,969
VCSF Co-Invest 1-A, L.P.	8/2/2023	5,060,841
Vista Capital Solutions Fund-A, L.P.	3/24/2023	15,458,726
Vista Credit Partners Fund IV-B, L.P.	12/4/2024	470,914
VPC COV, L.P.	4/19/2023	1,000,000
VPC Legal Finance Fund, L.P.	9/29/2022	114,073,354
Waccamaw River LLC	8/4/2021	9,790,671
WhiteHawk Evergreen Fund, LP	1/31/2024	50,000,000
WhiteHawk Evergreen Fund, LP	4/24/2025	50,000,000
		$3,666,677,686

Cliffwater Enhanced Lending Fund

Consolidated Schedule of Forward Foreign Currency Exchange Contracts

As of June 30, 2025 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased	Counterparty	Currency Sold	Settlement Date	Currency Amount Purchased	Value at Opening Date of Contract	Value at June 30, 2025	Unrealized Appreciation (Depreciation)
CAD	State Street	USD	July 31, 2025	3,336	$2,437	$2,453	$16
CAD	State Street	USD	August 29, 2025	5,866	4,302	4,321	19
EUR	State Street	USD	July 31, 2025	24,712,419	28,311,494	29,172,184	860,690
EUR	State Street	USD	August 29, 2025	27,301,204	31,467,343	32,291,539	824,196
EUR	State Street	USD	September 30, 2025	5,378,314	6,306,987	6,373,270	66,283
GBP	State Street	USD	July 31, 2025	226,773	306,864	311,346	4,482
GBP	State Street	USD	August 29, 2025	4,937,540	6,743,850	6,780,100	36,250
NOK	State Street	USD	July 31, 2025	65,240,828	6,404,669	6,473,941	69,272
NOK	State Street	USD	August 29, 2025	65,240,828	6,404,454	6,475,112	70,658
					85,952,400	87,884,266	1,931,866

Currency Sold	Counterparty	Currency Purchased	Settlement Date	Currency Amount Sold	Value at Opening Date of Contract	Value at June 30, 2025	Unrealized Appreciation (Depreciation)
CAD	State Street	USD	July 31, 2025	(3,336)	$(2,425)	$(2,453)	$(28)
CAD	State Street	USD	August 29, 2025	(5,866)	(4,292)	(4,321)	(29)
EUR	State Street	USD	July 31, 2025	(80,900,581)	(92,579,227)	(95,500,430)	(2,921,203)
EUR	State Street	USD	August 29, 2025	(83,489,366)	(95,681,934)	(98,750,226)	(3,068,292)
EUR	State Street	USD	September 30, 2025	(61,566,475)	(72,197,158)	(72,955,915)	(758,757)
GBP	State Street	USD	July 31, 2025	(6,235,459)	(8,414,496)	(8,560,891)	(146,395)
GBP	State Street	USD	August 29, 2025	(10,946,225)	(14,763,714)	(15,031,069)	(267,355)
GBP	State Street	USD	September 30, 2025	(6,008,685)	(8,208,405)	(8,251,845)	(43,440)
NOK	State Street	USD	July 31, 2025	(65,240,828)	(6,297,745)	(6,473,941)	(176,196)
NOK	State Street	USD	August 29, 2025	(65,240,828)	(6,427,288)	(6,475,112)	(47,824)
					(304,576,684)	(312,006,203)	(7,429,519)

TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(218,624,284)	$(224,121,937)	$(5,497,653)

CAD - Canadian Dollars

EUR - Euro

GBP - British Pound

NOK - Norwegian Krone

USD – U.S. Dollar

See accompanying Notes to Consolidated Schedule of Investments.

Cliffwater Enhanced Lending Fund

Notes to Consolidated Schedule of Investments
June 30, 2025 (Unaudited)

1. Organization

The Cliffwater Enhanced Lending Fund (the “Fund”) is a closed-end, non-diversified management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and was organized as a Delaware statutory trust on January 22, 2021. The Fund is a “fund of funds” that operates and it was organized as an interval fund. Cliffwater LLC serves as the investment adviser (the “Investment Manager” or “Cliffwater”) of the Fund. The Investment Manager is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund commenced operations on July 1, 2021. Simultaneous with the commencement of the Fund’s operations, the Cliffwater Enhanced Lending Fund L.P. (the “Predecessor Fund”), reorganized with and transferred substantially all its portfolio securities into the Fund. The tax-free reorganization was accomplished at the close of business on June 30, 2021. The Fund intends to continue to qualify and has elected to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund offers two separate share classes: Class D Shares and Class I Shares.

The Fund’s primary investment objective is to seek high current income and modest capital appreciation, while the Fund’s secondary objective is capital preservation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its assets (net assets, plus any borrowings for investment purposes) in lending to businesses, broadly defined as providing capital or assets to businesses or individuals in exchange for regular payments, the level of which is commensurate with the probability of loss for each investment or strategy, or through the provision of capital to businesses or individuals by acquiring assets from those businesses or individuals that produce regular cash flows as an alternative to a traditional loan, such as receivables factoring or a sale leaseback of real estate or equipment. Investments by the Fund may take the form of secured or unsecured bonds and loans with a fixed or floating coupon, a structured capital instrument with preference to common equity holders and a stated contractual interest payment or rate of return, assets with fixed lease payments, or other income producing assets. Investments may be made directly or indirectly through a range of investment vehicles that the Investment Manager believes offer high current income across corporate, real asset and alternative credit opportunities. The Investment Manager will employ a dynamic process that allocates the Fund’s assets between Investment Funds and direct investments. Investment Funds may include secondary strategies that primarily acquire credit funds and to a lesser extent, fund interests or direct investments in equity or other security types.

Consolidation of Subsidiaries

Each subsidiary was formed as a limited liability company, and it is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments of the Fund includes the accounts of each subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. A list of the subsidiaries that hold assets is as follows as of June 30, 2025:

Subsidiary	Date of Inception	Net Assets of Subsidiary	Percentage of Fund’s Total Net Assets
CELF SPV LLC (“CLCE SPV”)	July 1, 2021	$3,388,786,086	56.58%
CELF SPV Holdings (PP) LLC (“CLCE HOLD”)	July 1, 2021	3,738,535	0.06%
CELF SPV HOLDINGS 2 LLC (“CLCE HLD2”)	June 24, 2022	5,037,869	0.08%
CELF HOLDINGS (D1) LLC (“CLCE HLD1”)	March 31, 2023	21,840,600	0.36%
CELF HOLDINGS (D2) LLC (“CLCE LF2”)	June 30, 2023	24,490,266	0.41%
CELF SPV HOLDINGS 1 LLC (“CLCE SPV1”)	February 9, 2024	138,438	0.00%
CELF HOLDINGS (D3) LLC (“CLCE HLD3”)	April 12, 2024	441,412	0.01%
CELF HOLDINGS (D4) LLC (“CLCE HLD4”)	May 31, 2024	1,240,416	0.02%
MOHAWK RIVER FUNDING LLC ("CLCE MHWK")	September 16, 2024	3,565,079	0.06%
CELF HOLDINGS (D7) LLC ("CLCE LF7")	October 9, 2024	100,979,538	1.69%
CELF HOLDINGS (D6) LLC ("CLCE LF6")	November 19, 2024	55,720,084	0.93%
CELF HOLDINGS (D9) LLC (“CLCE LF9”)	February 14, 2025	304,533,843	5.08%
CELF HOLDINGS (D13) LLC (“CLCE LF13”)	February 19, 2025	25,198,361	0.42%
BOAC OALTX POINT PURCHASER LLC ("CLCE BOPP")	April 29, 2025	14,719,749	0.25%
CELF HOLDINGS (D8) LLC ("CLCE LF8")	May 1, 2025	18,903,470	0.32%
CELF HOLDINGS (D11) LLC ("CLCE LF11")	May 13, 2025	15,084,899	0.25%
CELF HOLDINGS (D10) LLC ("CLCE LF10")	June 24, 2025	18,293,192	0.31%

2. Significant Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. As so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund that did not meet the “more likely than not” standard as of June 30, 2025.

CLCE SPV, CLCE LF2, CLCE HLD4, CLCE MHWK, CLCE LF7, CLCE LF6, CLCE LF9, CLCE LF13, CLCE BOPP, CLCE LF8, CLCE LF11 and CLCE LF10 are disregarded entities for income tax purposes. CLCE HOLD, CLCE HLD2, CLCE HLD1, CLCE SPV1, and CLCE HLD3 are limited liability companies that have elected to be taxed as corporations and are therefore obligated to pay federal and state income tax on their taxable income. Currently, the federal income tax rate for a corporation is 21%. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred income tax asset will not be realized.

Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions. As of June 30, 2025, the Fund had 9 outstanding forward currency contracts purchased long and 10 outstanding forward currency contracts sold short, with total notional value of $193,047,108 and $(379,637,649), respectively.

Collateralized Loan Obligations and Collateralized Debt Obligations

The Fund may invest in Collateralized Loan Obligations (“CLOs”) and Collateralized Debt Obligations (“CDOs”). CLOs and CDOs are created by the grouping of certain private loans and other lender assets/collateral into pools. A sponsoring organization establishes a special purpose vehicle to hold the assets/collateral and issue securities. Interests in these pools are sold as individual securities. Payments of principal and interest are passed through to investors and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. Payments from the asset pools may be divided into several different tranches of debt securities, offering investors various maturity and credit risk characteristics. Some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

CLOs and CDOs are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in CLOs and CDOs may be characterized by the Fund as illiquid securities. An active dealer market may exist for CLOs and CDOs that can be resold in Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities.

Participations and Assignments

The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation.

Commitments and Contingencies

Commercial loans purchased by the Fund (whether through participations or as a lender of record) may be structured to include both term loans, which are generally fully funded at the time of investment, and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities and Delayed Draw term loans, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of such unfunded loan commitments. The commitment fee is typically set as a percentage of the commitment amount. As of June 30, 2025, the Fund had the following unfunded loan commitments as noted in the Consolidated Schedule of Investments with a total principal amount, fair value and net unrealized gain (loss) of $227,299,604, $230,006,515, and $1,418,008, respectively.

Borrower	Type	Principal Amount
Alcami Corporation	Revolver	$496,086
Allen Media, LLC	Revolver	4,478,064
Archer 2023 Finance, LLC, Class B	Private Collateralized Fund Obligations	8,794,382
Artivion, Inc.	Delayed Draw	3,448,276
Azurite Intermediate Holdings, Inc.	Revolver	103,333
Bausch Receivables Funding LP	Revolver	4,000,000
Berry Gp, Inc.	Delayed Draw	714,286
Bluefin Holding, LLC	Revolver	673,077
Bluesight, Inc.	Revolver	400,000
Carlyle Credit Opportunities Fund III Private Securitization Vehicle Borrower, L.P.	Private Collateralized Loan Obligations	3,331,285
Carlyle Credit Opportunities Fund III Private Securitization Vehicle Borrower, L.P.	Private Collateralized Loan Obligations	3,509,984
Cipriani USA, Inc	Delayed Draw	8,289,474
CLP Issuer III, LLC	Revolver	11,223,212
Cobham Holdings, Inc.	Revolver	468,750
Columbia Helicopters, Inc.	Delayed Draw	500,000
Corbin Law Firm	Delayed Draw	738,676
Coupa Holdings, LLC	Delayed Draw	385,633
Coupa Holdings, LLC	Revolver	295,276
Crewline Buyer, Inc.	Revolver	870,417
Dariohealth Corp	Delayed Draw	357,143
Dawson Rated Fund 6-R2 Class C	Private Collateralized Fund Obligations	9,193,864
Dawson Rated Fund 6-R3 Class C	Private Collateralized Fund Obligations	11,955,348
Disco Parent, LLC	Revolver	113,619
EdgeConneX N.A. Finance Holdings II, LLC	Delayed Draw	7,469,825
EdgeConneX N.A. Finance Holdings II, LLC	Delayed Draw	7,469,825
EdgeConneX N.A. Finance Holdings II, LLC	Delayed Draw	5,030,175
EdgeConneX N.A. Finance Holdings II, LLC	Delayed Draw	5,030,175
Einstein Parent, Inc.	Revolver	937,500
Exactcare Parent, Inc.	Revolver	442,623
Fenix Topco, LLC	Delayed Draw	1,062,537
Finastra USA, Inc.	Revolver	936,090
Fullsteam Operations LLC	Delayed Draw	343,195
Fullsteam Operations LLC	Delayed Draw	67,333
Fullsteam Operations LLC	Delayed Draw	584,340
Fullsteam Operations LLC	Revolver	44,889
Helium Acquirer Corporation	Revolver	293,190
Jonas Catalog Holdings I LLC	Delayed Draw	17,331,642
Kohlberg Kinetic Borrower, LP	Delayed Draw	4,509,091
LP-PWP Credit Card ABS, LLC	Revolver	2,054,902
Memorial MRI & Diagnostic MSO, LLC	Revolver	986,003
Memorial MRI & Diagnostic MSO, LLC	Revolver	416,313
Mercury Bidco LLC	Revolver	408,163
MGT Merger Target, LLC	Revolver	248,276
MIS Acquisition, LLC	Revolver	533,334
Mission Lane Credit Card Master Trust	Revolver	9,414,160
MoonLake Immunotherapeutics AG	Delayed Draw	33,750,000
New Wave Capital Limited	Revolver	3,566,076
New Wave Capital Limited	Revolver	9,281,959
Opportunity Funding SPE V, LLC	Revolver	22,888,149
Oranje Holdco, Inc.	Revolver	592,667
Orthodontic Partners, LLC	Delayed Draw	753,279
Penn TRGRP Holdings	Revolver	769,167
Poinciana LLC	Delayed Draw	19,537
PracticeTek Purchaser LLC	Delayed Draw	1,846,246
Silfab Inc.	Delayed Draw	2,000,000
Silfab Inc.	Delayed Draw	6,000,000
SintecMedia NYC, Inc.	Revolver	152,542
SureWerx Purchaser III, Inc.	Delayed Draw	250,000
SureWerx Purchaser III, Inc.	Revolver	154,250
TerSera Therapeutics, LLC	Revolver	227,926
The Arcticom Group, LLC	Delayed Draw	37,941
Trintech, Inc.	Revolver	425,537
United Digestive MSO Parent, LLC	Delayed Draw	549,907
United Digestive MSO Parent, LLC	Revolver	215,688
Vardiman Black Holdings, LLC	Delayed Draw	16,561
Webster Equity Partners	Delayed Draw	3,848,408
Total		$227,299,604

Borrowing, Use of Leverage

On December 20, 2021, the Fund’s wholly owned subsidiary, CLCE SPV, entered into a secured revolving credit facility (the “Old Facility”), pursuant to a Loan and Servicing Agreement with Massachusetts Mutual Life Insurance Company as an initial lender and the administrative agent, C.M. Life Insurance Company as an initial lender and other lenders from time to time as parties thereto (the “Old Lenders”), the Fund, Alter Domus (US) LLC as the Collateral Custodian and other parties. The Old Facility was repaid and terminated on July 19, 2024, and replaced by the New Facility referenced below. On July 19, 2024, the Fund and certain of its wholly-owned subsidiaries (“Guarantors”) entered into a senior secured credit facility (the “New Facility”) with Barings Finance LLC as joint lead arranger, PNC Bank, National Association (“PNC”) as administrative agent and joint lead arranger and with certain lenders from time to time as parties thereto (the “Lenders”). Under the New Facility, the Fund has received a single 5-year term loan in the amount of $150,000,000 (“Term Loan”) and may borrow up to an additional $1,250,000,000 on a revolving basis (the “Revolving Loan”). The New Facility may be increased from time to time in an aggregate of up to $2,000,000,000 on an uncommitted basis. The Revolving Loan and the Term Loan mature on July 19, 2029.

In connection with the New Facility, the Fund and Guarantors have made certain customary representations and warranties and are required to comply with various customary covenants, reporting requirements and other requirements. The New Facility contains events of default customary for similar financing transactions, including: (i) the failure to make principal, interest or other payments when due after the applicable grace period; (ii) the insolvency or bankruptcy of the Guarantors or the Fund; (iii) a change of management of the Fund. Upon the occurrence and during the continuation of an event of default, the Lenders may declare the outstanding advances and all other obligations under the Facility immediately due and payable.

The use of leverage increases both risk of loss and profit potential. The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed (including through one or more SPVs that are wholly-owned subsidiaries of the Fund), measured at the time the investment company incurs the indebtedness. This means that at any given time the value of the Fund’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness). The interests of persons with whom the Fund (or SPVs that are wholly-owned subsidiaries of the Fund) enters into leverage arrangements will not necessarily be aligned with the interests of the Fund’s shareholders and such persons will have claims on the Fund’s assets that are senior to those of the Fund’s shareholders. In addition to the risks created by the Fund’s use of leverage, the Fund is subject to the additional risk that it would be unable to timely, or at all, obtain leverage borrowing. The Fund might also be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the Fund’s ability to generate income from the use of leverage would be adversely affected.

Secured Borrowings

From time to time, the Fund may engage in sale/buy-back agreements, which are a type of secured borrowing. The amount, interest rate and terms of these agreements will be individually negotiated on a transaction-by-transaction basis. Each borrowing is secured by an interest in an underlying asset which is participated or assigned to the sale/buy-back counter party for the duration of the agreement. There were no secured borrowings outstanding as of June 30, 2025.

3. Fair Value of Investments

Fair value – Definition

All investments in securities are recorded at fair value. The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•	Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

•	Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in Private Investment Funds measured based upon NAV as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Investment Manager in determining fair value is greatest for investments categorized in Level 3.

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of June 30, 2025:

Assets	Level 1	Level 2	Level 3	Net Asset Value	Total
Investments, at fair value
Senior Secured Loans	$—	$—	$1,133,270,551	$—	$1,133,270,551
Private Investment Vehicles	—	—	345,295,857	4,114,414,244	4,459,710,101
Collateralized Loan Obligations	—	4,535,308	75,098,997	—	79,634,305
Preferred Stocks	—	—	66,428,537	—	66,428,537
Common Stocks	1,158,523	—	6,214,584	—	7,373,107
Subordinated Debt	—	—	4,071,354	—	4,071,354
Asset-Backed Securities	—	—	5,613,071	—	5,613,071
Warrants	—	—	188,444	—	188,444
Short-Term Investments	306,718,460	—	—	—	306,718,460
Total Investments, at fair value	$307,876,983	$4,535,308	$1,636,181,395	$4,114,414,244	$6,063,007,930
Other Financial Instruments[1]
Forward Contracts	$—	$1,931,866	$—	$—	$1,931,866
Total Assets	$307,876,983	$6,467,174	$1,636,181,395	$4,114,414,244	$6,064,939,796
Liabilities
Other Financial Instruments[1]
Forward Contracts	$—	$7,429,519	$—	$—	$7,429,519
Total Liabilities	$—	$7,429,519	$—	$—	$7,429,519

[1]	Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following table presents the changes in assets and transfers in and out for investments that are classified in Level 3 of the fair value hierarchy for the period ended June 30, 2025:

	Senior Secured Loans	Private Investment Vehicles	Collateralized Loan Obligations	Preferred Stocks	Common Stocks
Balance as of April 1, 2025	$1,007,170,536	$286,453,384	$58,368,832	$57,515,128	$6,095,834
Purchases	568,519,170	100,187,665	17,329,734	4,900,500	-
Sales/Paydowns	(486,016,298)	(35,947,936)	(181,414)	-	-
Realized gains (losses)	4,408,360	(142,159)	453	-	-
Original issue discount and amendment fees	(214,517)	-	-	-	-
Accretion	743,532	4,001	10,599	-	-
Change in Unrealized appreciation (depreciation)	2,799,144	2,820,329	(429,207)	4,012,909	118,750
Transfers In1	2,990,640	-	-	-	-
Transfers Out[2]	32,869,984	(8,079,427)	-	-	-
Balance as of June 30, 2025	$1,133,270,551	$345,295,857	$75,098,997	$66,428,537	$6,214,584
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at June 30, 2025	4,142,750	3,221,795	(429,207)	4,012,909	118,750

	Subordinated Debt	Asset- Backed Securities	Warrants	Total
Balance as of April 1, 2025	9,001,761	-	229,675	1,424,835,150
Purchases	-	5,398,413	-	696,335,482
Sales/Paydowns	(5,043,476)	-	-	(527,189,124)
Realized gains (losses)	98,851	(77,435)	-	4,288,070
Original issue discount and amendment fees	-	-	-	(214,517)
Accretion	-	-	-	758,132
Change in Unrealized appreciation (depreciation)	14,218	292,093	(41,231)	9,587,005
Transfers In1	-	-	-	2,990,640
Transfers Out[2]	-	-	-	24,790,557
Balance as of June 30, 2025	$4,071,354	$5,613,071	$188,444	1,636,181,395
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at June 30, 2025	6,307	292,093	(41,230)	11,324,167

[1]	Transferred from Level 2 to Level 3 because observable market data became unavailable for the investments.
[2]	Transferred from Level 3 to Level 2 because observable market data became available for the investments.